Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current
Federal	$762,045	$467,991
State	—	—
Deferred
Federal	(673,365)	(85,640)
State	—	—
Change in valuation allowance	526,707	242,233
Income tax provision	$615,387	$624,584

Schedule of Deferred Tax Assets (Liability)

The Company’s net deferred tax assets (liability) is as follows as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$896,030	$369,323
Startup Costs	—	—
Total deferred tax assets	896,030	369,323
Valuation allowance	(896,030)	(369,323)
Deferred tax assets, net of allowance	—	—
Deferred tax liabilities	9,935	156,593
Unrealized interest on U.S. Treasuries	$(9,935)	$(156,593)

Schedule of Statutory Federal Income Tax Rate (Benefit)

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
Transaction costs warrants	0.0%	0.0%
Change in fair value of warrants	(316.1)%	(17.9)%
Change in fair value of Forward Purchase Agreement	(50.7)%	0.0%
Penalties & interest	(3.6)%	0.0%
True up – Start-up/Organization Costs	(7.1)%	0.0%
Change in valuation allowance	(1,466.2)%	1.9%
Income tax provision	1,721.3%	5.0%